UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee M. Bass
Address:  201 Main Street, Suite 3100
          Fort Worth, Texas 76102

Form 13F File Number:  28-4380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     William P. Hallman, Jr.
Title:    Attorney-in-Fact for Lee M. Bass (1)
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ William P. Hallman, Jr.        Fort Worth, Texas    November 7, 2003

(1) A power of attorney authorizing William P. Hallman, Jr. to act on behalf of Lee M. Bass has been filed with the Commission.

Additional Information:

The institutional investment manager filing this report inadvertently reported its holdings for the quarter ended September 30, 2002 using the wrong Central Index Key. To view these holdings, please conduct a search using the following Central Index Key: 0000939243.

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:  $0

Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE
                    TITLE OF           VALUE   SHARES/   SH/   PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
NAME OF ISSUER       CLASS   CUSIP   (X$1000)  PRN AMT   PRN   CLL    DISCRETN   MGRS   SOLE   SHRD     NONE


Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.
